INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 513	$ 1,800
Tax credits carryforward	794
Temporary differences relating to reserve and allowances	5,782	4,234
Intangible assets	(1,637)	(2,161)
Total net deferred tax asset before valuation allowance	5,452	3,873
Valuation Allowance	(898)
Deferred tax asset, net	$ 4,554	$ 3,873